FINANCE INCOME AND COSTS	12 Months Ended
Dec. 31, 2020
FINANCE INCOME AND COSTS
FINANCE INCOME AND COSTS

9.    FINANCE INCOME AND COSTS

Finance income and costs for the years ended December 31, 2020, 2019 and 2018 comprised the following:

	2020	2019	2018
Interest expense:
– Loans and notes	28,174	30,105	25,589
– Amortization of debt issuance costs	97	489	415
– Lease obligations(1)	12,277	13,416	12,852
– Provisions: unwinding of discount	138	113	151
Total interest expense	40,686	44,123	39,007
Loss on financial instruments	373	780	1,008
Other finance costs	85	151	44
Total finance costs	41,144	45,054	40,059
Less: amounts capitalized on qualifying assets (2)	(426)	(550)	(460)
Debt modification/derecognition and other loss/(gain)	1,366	2,862	(2,614)
Finance costs	42,084	47,366	36,985
Finance income on loans and receivables:
– Interest income on bank deposits	2,282	3,318	4,780
– Interest income on loans issued	17	91	357
– Other finance income	1,138	943	442
Finance income	3,437	4,352	5,579
Net finance costs	38,647	43,014	31,406
(1)	Starting from January 1, 2018 the Group has applied IFRS 16, “Leases”.
(2)	The annual weighted average capitalization rates of 6.9%, 8.1% and 8.2% were used to determine the amount of capitalized interest for the years ended December 31, 2020, 2019 and 2018, respectively.